AMOUNTS DUE FROM RELATED COMPANIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Total	$ 123	[1]	$ 118	[1]
Jinong High Tech Agriculture Model Park Inc [Member]
Total	$ 123		$ 118

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).